United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-5514
                      (Investment Company Act File Number)


                               MTB Group of Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           C. Grant Anderson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 12/31/04


                 Date of Reporting Period: Quarter ended 9/30/04



Item 1.     Schedule of Investments



MTB Large Cap Growth Fund II
Portfolio of Investments
September 30, 2004 (unaudited)



   Shares                                                                    Value
                    Common Stocks--92.1%
                    Aerospace & Defense--3.0%
   1,400            Northrop Grumman Corp.                             $     74,662
   400              United Technologies Corp.                                37,352
                    Total aerospace & defense                          $     112,014
                    Air Freight & Logistics--1.5%
   750              United Parcel Service, Inc.                              56,940
                    Airlines--0.9%
   2,500            Southwest Airlines Co.                                   34,050
                    Auto Components--1.5%
   1,000            Lear Corp.                                               54,450
                    Beverages--3.5%
   800              Coca-Cola Co.                                            32,040
   2,000            PepsiCo, Inc.                                            97,300
                    Total Beverages                                    $     129,340
                    Biotechnology--5.0%
   1,700     1      Amgen, Inc.                                              96,356
   400       1      Biogen Idec, Inc.                                        24,468
   1,800     1      Gilead Sciences, Inc.                                    67,284
                    Total Biotechnology                                $     188,108
                    Capital Markets--2.4%
   1,850            Morgan Stanley                                           91,205
                    Communications Equipment--5.4%
   6,600     1      Cisco Systems, Inc.                                      119,460
   7,300     1      Corning, Inc.                                            80,884
                    Total Communications equipment                     $     200,344
                    Computers & Peripherals--5.7%
   1,900     1      Dell, Inc.                                               67,640
   5,000            EMC Corp. Mass                                           57,700
   1,000            IBM Corp.                                                85,740
                    Total Computers & Peripherals                      $     211,080
                    Consumer Finance--1.8%
   900              Capital One Financial Corp.                              66,510
                    Electronic Equipment & Instruments--3.0%
   3,000     1      Jabil Circuit, Inc.                                      69,000
   9,000     1      Solectron Corp.                                          44,550
                    Total Electronic Equipment & Instruments           $     113,550
                    Energy Equipment & Services--4.9%
   1,700     1      Nabors Industries Ltd.                                   80,495
   400              Schlumberger Ltd.                                        26,924
   1,500     1      Weatherford International Ltd.                           76,530
                    Total Energy Equipment & Services                  $     183,949
                    Food & Staples Retailing--2.9%
   750              Sysco Corp.                                              22,440
   1,600            Wal-Mart Stores, Inc.                                    85,120
                    Total Food & Staples retailing                     $     107,560
                    Food Products--1.2%
   1,000            General Mills, Inc.                                      44,900
                    healthcare equipment & supplies--4.1%
   1,700     1      Boston Scientific Corp.                                  67,541
   1,100     1      Edwards Lifesciences Corp.                               36,850
   900              Medtronic, Inc.                                          46,710
                    Total Healthcare Equipment & Supplies              $     151,101
                    HealthCare Providers & Services--2.1%
   1,200     1      Express Scripts, Inc., Class A                           78,408
                    HOUSEHOLD ProDUCTS--3.5%
   700              Colgate-Palmolive Co.                                    31,626
   1,800            Procter & Gamble Co.                                     97,416
                    Total Household Products                           $     129,042
                    Industrial Conglomerates--4.9%
   5,400            General Electric Co.                                     181,332
                    Insurance--1.4%
   750              American International Group, Inc.                       50,993
                    Media--2.4%
   1,900     1      Comcast Corp., Class A                                   53,656
   1,100            Viacom, Inc., Class B                                    36,916
                    Total Media                                        $     90,572
                    Metals & Mining--1.0%
   1,100            Alcoa, Inc.                                              36,949
                    Multiline Retail--1.7%
   1,400            Target Corp.                                             63,350
                    Personal Products--1.9%
   1,700            Gillette Co.                                             70,958
                    Pharmaceuticals--11.3%
   1,100            Abbott Laboratories                                      46,596
   1,200            Johnson & Johnson                                        67,596
   800              Lilly (Eli) & Co.                                        48,040
   1,000            Merck & Co., Inc.                                        33,000
   5,000            Pfizer, Inc.                                             153,000
   2,000            Wyeth                                                    74,800
                    Total Pharmaceuticals                              $     423,032
                    Semiconductor Equipment & Products--4.5%
   1,700     1      Applied Materials, Inc.                                  28,033
   5,400            Intel Corp.                                              108,324
   4,400            Taiwan Semiconductor Manufacturing Co., ADR              31,416
                    Total Semiconductor Equipment & Products           $     167,773
                    Software--8.0%
   700       1      Electronic Arts, Inc.                                    32,193
   6,200            Microsoft Corp.                                          171,430
   1,500     1      Synopsys, Inc.                                           23,745
   4,000     1      Veritas Software Corp.                                   71,200
                    Total Software                                     $     298,568
                    Specialty Retail--1.7%
   1,600            Home Depot, Inc.                                         62,720
                    thrifts & mortgage finance--0.9%
   550              Federal National Mortgage Association                    34,870
                    Total Common Stocks


                      (identified cost $3,576,154)                     $     3,433,668
                    Mutual Funds--8.0%2
   168,518          MTB Prime Money Market Fund                              168,518
   130,000          MTB Money Market Fund                                    130,000
                    Total  MUTUAL FUNDS (AT NET ASSET VALUE)           $     298,518
                    Total Investments -
                    100.1%
                    (identified cost $3,874,672) 3                     $     3,732,186
                    OTHER ASSETS AND LIABILITIES - NET - (0.1%)        $     (2,706)
                    TOTAL NET ASSETS- 100%                             $     3,729,480


1      Non-income producing security.
2      Affiliated companies.
3      The cost of investments for federal tax purposes amounts to
       $3,874,672. The net unrealized depreciation of investments for federal tax purposes was $142,486. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $104,365 and net unrealized depreciation from investments for those securities having an excess of cost over value of $246,851.


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronym is used throughout this portfolio:
ADR -- American Depositary Receipt

























MTB Large Cap Value Fund II
Portfolio of Investments
September 30, 2004 (unaudited)

    Shares                                                                       Value
                         Common Stocks--96.2%
                         Aerospace & Defense--3.1%
     1,010               Honeywell International, Inc.                     $     36,218
     770                 Lockheed Martin Corp.                                   42,950
     1,255               Raytheon Co.                                            47,665
                         Total AEROSPACE & DEFENSE                         $     126,833
                         Auto Components--0.7%
     514                 Lear Corp.                                              27,987
                         capital markets--2.6%
     1,378               Bank of New York Co., Inc.                              40,196
     1,290               Morgan Stanley                                          63,597
                         Total CAPITAL MARKETS                             $     103,793
                         Chemicals--2.3%
     1,000               Dow Chemical Co.                                        45,180
     1,140               Du Pont (E.I.) de Nemours & Co.                         48,792
                         Total CHEMICALS                                   $     93,972
                         Commercial Banks--7.0%
     2,570               Bank of America Corp.                                   111,358
     1,100               KeyCorp                                                 34,760
     980                 U.S. Bancorp                                            28,322
     1,000               Wachovia Corp.                                          46,950
     1,054               Wells Fargo & Co.                                       62,850
                         Total COMMERCIAL BANKS                            $     284,240
                         Commercial Services & Supplies--1.1%
     2,110               Cendant Corp.                                           45,576
                         Communications Equipment--4.2%
     10,430      1       Lucent Technologies, Inc.                               33,063
     3,000               Motorola, Inc.                                          54,120
     4,000               Nokia Oyj, Class A, ADR                                 54,880
     8,180       1       Nortel Networks Corp.                                   27,812
                         Total COMMUNICATIONS EQUIPMENT                    $     169,875
                         Computers & Peripherals--1.0%
     2,450       1       Electronics for Imaging, Inc.                           39,788
                         Consumer Finance--1.8%
     970                 Capital One Financial Corp.                             71,683
                         Containers & Packaging--1.0%
     2,100       1       Smurfit-Stone Container Corp.                           40,677
                         Diversified Financial Services--4.3%
     3,135               Citigroup, Inc.                                         138,316
     1,000               CIT Group, Inc.                                         37,390
                         Total DIVERSIFIED FINANCIAL SERVICES              $     175,706
                         Diversified Telecommunication Services--3.4%
     1,072               BellSouth Corp.                                         29,073
     1,190               SBC Communications, Inc.                                30,881
     1,940               Verizon Communications                                  76,397
                         Total DIVERSIFIED TELECOMMUNICATION SERVICES      $     136,351
                         Electric Utilities--2.4%
     959                 DTE Energy Co.                                          40,460
     495                 FPL Group, Inc.                                         33,818
     1,219               Pepco Holdings, Inc.                                    24,258
                         Total ELECTRIC UTILITIES                          $     98,536
                         Electrical Equipment--1.6%
     1,100               Cooper Industries, LTD., Class A                        64,900
                         Electronic Equipment & Instruments--1.4%
     6,630       1       Solectron Corp.                                         32,819
     1,960               Symbol Technologies, Inc.                               24,774
                         Total ELECTRONIC EQUIPMENT & INSTRUMENTS          $     57,593
                         Energy Equipment & Services--2.5%
     740                 Schlumberger Ltd.                                       49,809
     1,490       1       Transocean Sedco Forex, Inc.                            53,312
                         Total ENERGY EQUIPMENT & SERVICES                 $     103,121
                         HealthCare Providers & Services--1.9%
     1,420       1       Caremark Rx, Inc.                                       45,539
     850                 HCA - The Healthcare Corp.                              32,428
                         Total HEALTHCARE PROVIDERS & SERVICES             $     77,967
                         Hotels, Restaurants & Leisure--1.8%
     776                 Carnival Corp.                                          36,697
     1,630               Darden Restaurants, Inc.                                38,012
                         Total HOTELS, RESTAURANTS & Leisure               $     74,709
                         Household Durables--0.9%
     1,785               Newell Rubbermaid, Inc.                                 35,771
                         Household Products--1.1%
     665                 Kimberly-Clark Corp.                                    42,952
                         It Services--0.9%
     800                 First Data Corp., Class                                 34,800
                         Industrial Conglomerates--2.7%
     3,315               General Electric Co.                                    111,318
                         Insurance--6.8%
     1,145               Allstate Corp.                                          54,949
     790                 American International Group, Inc.                      53,712
     1,255               Hartford Financial Services Group, Inc.                 77,722
     1,320               Lincoln National Corp.                                  62,040
     870                 The St. Paul Travelers Cos., Inc.                       28,762
                         Total INSURANCE                                   $     277,185
                         Leisure Equipment & Products--0.8%
     1,851               Mattel, Inc.                                            33,559
                         Machinery--3.1%
     300                 Caterpillar, Inc.                                       24,135
     900                 Eaton Corp.                                             57,069
     1,000               Harsco Corp.                                            44,900
                         Total MACHINERY                                   $     126,104
                         Media--6.0%
     956                 Clear Channel Communications, Inc.                      29,799
     1,795       1       Comcast Corp., Class A                                  50,691
     3,980       1       Liberty Media Corp., Class A                            34,706
     2,160       1       Time Warner, Inc.                                       34,862
     1,380               Viacom, Inc., Class B                                   46,313
     2,024               Walt Disney Co.                                         45,641
                         Total MEDIA                                       $     242,012
                         Metals & Mining--1.2%
     1,410               Alcoa, Inc.                                             47,362
                         Multiline Retail--1.0%
     900                 Target Corp.                                            40,725
                         Oil & Gas--10.0%
     1,606               Burlington Resources, Inc.                              65,525
     2,460               ChevronTexaco Corp.                                     131,954
     604                 ConocoPhillips                                          50,041
     3,315               Exxon Mobil Corp.                                       160,214
                         Total OIL & GAS                                   $     407,734
                         Pharmaceuticals--2.0%
     1,300               Merck & Co., Inc.                                       42,900
     1,283               Pfizer, Inc.                                            39,260
                         Total PHARMECEUTICALS                             $     82,160
                         Real Estate--4.0%
     1,127               Equity Office Properties Trust                          30,711
     900                 Mills Corp.                                             46,683
     900                 St. Joe Co.                                             42,993
     1,400               Thornburg Mortgage Asset Co.                            40,614
                         Total REAL ESTATE                                 $     161,001
                         Road & Rail--1.5%
     1,810               CSX Corp.                                               60,092
                         Semiconductor Equipment & Products--1.1%
     2,600       1       Applied Materials, Inc.                                 42,874
                         Software--1.3%
     2,000               Microsoft Corp.                                         55,300
                         Specialty Retail--3.7%
     1,568               Home Depot, Inc.                                        61,466
     2,000               Pier 1 Imports, Inc.                                    36,160
     1,845               Staples, Inc.                                           55,018
                         Total SPECIALTY RETAIL                            $     152,644
                         Thrifts & Mortgage Finance--3.3%
     2,140               Countrywide Financial Corp.                             84,295
     784                 Federal National Mortgage Association                   49,706
                         Total THRIFTS & MORTGAGE FINANCE                  $     134,001
                         Tobacco--0.7%
     570                 Altria Group, Inc.                                      26,813
                         Total Common Stocks (identified cost
                         $3,574,403)                                       $     3,907,714
                         Mutual Funds--4.4%
     103,586     2       MTB Prime Money Market Fund                             103,586
     73,760      2       MTB Money Market Fund                                   73,760
     1                   SSGA Money Market Fund                                  1
                         Total MUTUAL FUNDS (AT NET ASSET VALUE)           $     177,347
                         Total Investments -
                         100.6%
                         (identified cost $3,751,750) 3                    $     4,085,061
                         OTHER NET ASSETS AND LIABILITIES -net- (0.6%)     $     (24,489)
                         TOTAL NET ASSETS - 100%                           $     4,060,572


1      Non-income producing security.
2      Affiliated companies.
3      The cost of investments for federal tax purposes amounts to
       $3,751,750. The net unrealized appreciation of investments for federal tax purposes was $333,311. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $462,205 and net unrealized depreciation from investments for those securities having an excess of cost over value of $128,894.


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronym is used throughout this portfolio:
ADR    --American Depositary Receipt


















MTB Managed Allocation Fund - Moderate Growth II
Portfolio of Investments
September 30, 2004 (unaudited)

   Shares                                                                     Value
                     Mutual Funds--99.9%1
                     equity funds- 60.0%
   278,511           MTB International Equity, Class A                  $     2,779,537
   478,864           MTB Large Cap Growth Fund, Class A                       3,466,977
   670,041           MTB Large Cap Stock Fund, Class A                        5,869,560
   325,643           MTB Large Cap Value Fund, Class A                        3,451,817
   206,979           MTB Mid Cap Stock Fund, Class A                          3,137,798
   230,876           MTB Small Cap Stock Fund, Class A                        2,107,901
                     TOTAL EQUITY FUNDS                                 $     20,813,590
                     FIXED INCOME FUNDS -33.6 %
   371,299           MTB Intermediate-Term Bond Fund, Class A                 3,757,547
   248,509           MTB Short Duration Government Bond Fund,
                     Institutional I Shares                                   2,400,596
   347,111           MTB Short -Term Corporate Bond Fund,
                     Institutional I Shares                                   3,425,984
   213,895           MTB U.S. Government Bond Fund, Class A                   2,046,977
                     TOTAL FIXED INCOME FUNDS                           $     11,631,104
                     Money market Fund - 6.3%
   2,183,973         MTB Prime Money Market Fund                        $     2,183,973
                     Total Investments -
                     99.9%
                      (identified cost $33,036,975) 2                   $     34,628,667
                     OTHER ASSETS AND LIABILITIES - NET - 0.1%                43,820
                     TOTAL NET ASSETS - 100%                            $     34,672,487


1      Affiliated companies.
2 The cost of investments for federal tax purposes amounts to $33,036,975. The net unrealized appreciation of investments for federal tax purposes was $1,591,692. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,763,476 and net unrealized depreciation from investments for those securities having an excess of cost over value of $171,784.


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.



Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MTB Group of Funds

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        November 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ Charles L. Davis, Jr., Principal Executive Officer

Date        November 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        November 22, 2004